Cost of sales	12 Months Ended
Dec. 31, 2022
Disclosure Of Cost Of Sales [Abstract]
Cost of sales

32 Cost of sales

Cost of sales is analysed as follows:

	2022	2021	2020
Opening inventories	80,211	63,909	69,685
Purchases of raw materials	152,181	161,625	105,643
Purchases of finished products	27,751	23,169	15,161
Labour costs	86,352	80,346	71,937
Depreciation and amortisation	8,356	7,895	10,144
Third party manufacturers costs	1,587	2,172	2,829
Other manufacturing costs	19,250	15,922	14,853
Government grants related to PPE	(1,414)	(1,252)	(1,192)
Closing inventories	(70,120)	(80,211)	(63,909)
Total	304,154	273,575	225,151

The line item “Depreciation and amortisation” includes the depreciation expenses of property plant and equipment and right-of-use assets used in the production of finished goods.